Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Accounts receivable, non-trade	$ 15,968	$ 12,305
Accounts receivable, related party balance	31,873	65,936
Accumulated depreciation on vessels and equipment	3,107,437	2,894,097
Accumulated amortization on vessels under capital lease	$ 61,087	$ 56,316
Common stock, par value (usd per share)	$ 0.001	$ 0.001
Common stock, share authorized	725,000,000	725,000,000
Common stock, share issued	84,832,824	72,711,371
Common stock, share outstanding	84,832,824	72,711,371
Minimum [Member]
Range of interest	0.00%	0.00%
Maximum [Member]
Range of interest	3.00%	3.00%